Employee Benefit Obligations - Additional details (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 8.2	$ 8.2	$ 8.1
Accumulated other comprehensive income	309.0	220.9	(40.7)
Noncontrolling interest	(21.0)	11.0	67.4
Accrued Benefit Cost / Funded Status	(36.6)	(47.7)
Tax effects	(274.8)	$ (225.1)	$ (47.3)
AOCI Including Portion Attributable to Noncontrolling Interest, before Tax	$ 2.0